Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 86.46%

AEROSPACE & DEFENSE - 0.87%
Peraton Corp., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	$1,246,875	$1,252,673
Transdigm, Inc.
Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 08/22/2024 (a)	531,810	525,869
Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	691,900	682,477
		2,461,019
AUTO RETAIL - 0.34%
CWGS Group, LLC, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	498,750	495,012
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	481,000	483,138
		978,150
AUTOMOTIVE - 1.50%
Adient U.S., LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 04/10/2028 (a)	716,000	717,232
Clarios Global, L.P., Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 04/30/2026 (a)	690,741	685,778
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.50%, 0.750% Floor), 11/02/2027 (a)	1,014,900	1,016,803
LTI Holdings, Inc., Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 09/08/2025 (a)	612,675	605,372
Navistar, Inc., Senior Secured First Lien Term Loan 3.60% (1 Month LIBOR USD + 3.50%), 11/06/2024 (a)	1,221,793	1,224,236
		4,249,421
BUILDING PRODUCTS - 2.99%
Core & Main Holding, L.P., Senior Secured First Lien Term Loan 2.75% (LIBOR USD + 0.00%, 0.000 Floor), 06/09/2028 (a)(g)	1,268,860	1,263,315
Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/12/2028 (a)	934,658	935,943
CPG International, Inc., Senior Secured First Lien Term Loan 3.25% (12 Month LIBOR USD + 2.50%, 0.750% Floor), 05/06/2024 (a)	1,111,519	1,112,808
HD Supply Waterworks, Ltd.
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (a)	354,651	354,985
Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (a)	233,999	234,218
Henry Co., LLC, Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/05/2023 (a)	766,894	770,153
Illuminate Merger Sub Corp., Senior Secured First Lien Term Loan 4.00% (LIBOR USD + 0.00%), 06/30/2028 (a)(g)	663,000	659,685
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 02/01/2027 (a)	1,405,952	1,395,407
Senior Secured First Lien Term Loan 2.75% (LIBOR USD + 0.00%), 05/12/2028 (a)(g)	245,000	243,316
SRS Distribution, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 06/04/2028 (a)	660,000	660,413
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 05/29/2026 (a)	291,740	291,560
Senior Secured First Lien Term Loan 3.186% (3 Month LIBOR USD + 3.00%), 05/29/2026 (a)	96,285	96,225
VC GB Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/28/2024 (a)	485,492	485,492
		8,503,520
CHEMICALS - 3.56%
Allnex S.A.R.L., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (a)	656,306	656,615
Allnex U.S.A., Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (a)	494,476	494,709
Alpha 3 B.V., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 03/17/2028 (a)	650,000	647,429
ASP Unifrax Holdings, Inc., Senior Secured First Lien Term Loan 3.897% (3 Month LIBOR USD + 3.75%), 12/12/2025 (a)	589,801	583,655
Colouroz Midco
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	863,831	862,756
Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 09/21/2023 (a)	142,801	142,624
Consolidated Energy Finance S.A., Senior Secured First Lien Term Loan 2.595% (1 Month LIBOR USD + 2.50%), 05/07/2025 (a)	489,838	475,958
HB Fuller Co., Senior Secured First Lien Term Loan 2.093% (1 Month LIBOR USD + 2.00%), 10/21/2024 (a)	366,670	367,943
LSF11 Skyscraper Holdco S.A.R.L., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 09/29/2027 (a)	828,923	832,031
Lummus Technology Holdings V, LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 06/30/2027 (a)	1,024,856	1,020,095
PMHC II, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (a)	464,400	461,932
Polar U.S. Borrower, LLC
Senior Secured First Lien Term Loan 4.831% (1 Month LIBOR USD + 4.75%), 10/15/2025 (a)	685,964	689,394
Senior Secured First Lien Term Loan 4.897% (3 Month LIBOR USD + 4.75%), 10/15/2025 (a)	1,726	1,735
Senior Secured First Lien Term Loan 4.953% (3 Month LIBOR USD + 4.75%), 10/15/2025 (a)	1,784	1,793
PQ Corp., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 06/09/2028 (a)	359,000	359,151
SCIH Salt Holdings, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 03/16/2027 (a)	448,875	450,325
Solenis International, L.P.
Senior Secured First Lien Term Loan 4.135% (3 Month LIBOR USD + 4.00%), 06/26/2025 (a)	604,440	605,086
Senior Secured Second Lien Term Loan 8.635% (3 Month LIBOR USD + 8.50%), 06/26/2026 (a)	215,000	215,779
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 01/31/2025 (a)	717,546	690,194
Tronox Finance, LLC
Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 03/10/2028 (a)	225,692	224,543
Senior Secured First Lien Term Loan 2.647% (3 Month LIBOR USD + 2.50%), 03/10/2028 (a)	346,154	344,392
		10,128,139
COMMERCIAL SERVICES - 6.59%
AlixPartners, LLP, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 02/04/2028 (a)	1,816,448	1,810,643
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 05/12/2028 (a)	1,634,899	1,641,496
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 10/30/2026 (a)	793,646	791,265
Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	1,922,340	1,926,145
Corelogic, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	1,250,000	1,248,281
Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	1,355,729	1,363,959
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 3.345% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	638,396	636,101
EAB Global, Inc.
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (a)	481,424	481,525
Senior Secured First Lien Term Loan 4.00% (LIBOR USD + 0.00%), 06/28/2028 (a)(g)	1,108,000	1,108,000
Garda World Security Corp., Senior Secured First Lien Term Loan 4.35% (1 Month LIBOR USD + 4.25%), 10/30/2026 (a)	895,876	901,314
Guidehouse, LLP, Senior Secured First Lien Term Loan 4.093% (1 Month LIBOR USD + 4.00%), 05/01/2025 (a)	947,625	951,008
Indy U.S. BIDCO, LLC, Senior Secured First Lien Term Loan 4.08% (1 Month LIBOR USD + 4.00%), 03/06/2028 (a)	849,870	852,526
INEOS U.S. Petrochem, LLC, Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 01/29/2026 (a)	500,000	499,375
IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	1,774,826	1,776,308
KAR Auction Services, Inc., Senior Secured First Lien Term Loan 2.375% (1 Month LIBOR USD + 2.25%), 09/21/2026 (a)	661,381	654,354
Skopima Merger Sub, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 05/12/2028 (a)	299,226	299,367
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.843% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	1,791,764	1,791,021
		18,732,688
CONSTRUCTION & ENGINEERING - 1.17%
Amentum Government Services Holdings, LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/01/2027 (a)	947,430	947,548
American Residential Services, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	675,605	675,605
Api Group DE, Inc., Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 10/01/2026 (a)	562,343	562,343
Brand Industrial Services, Inc., Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (a)	691,798	681,528
Tiger Acquisition, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 06/01/2028 (a)	470,000	469,561
		3,336,585
CONSUMER DISCRETIONARY - 1.32%
Champ Acquisition Corp.
Senior Secured First Lien Term Loan 5.703% (3 Month LIBOR USD + 5.50%), 12/19/2025 (a)	88,964	89,501
Senior Secured First Lien Term Loan 5.757% (6 Month LIBOR USD + 5.50%), 12/19/2025 (a)	89,776	90,319
Kontoor Brands, Inc.
Senior Secured First Lien Term Loan 4.343% (1 Month LIBOR USD + 4.25%), 05/15/2026 (a)	153,000	153,573
Senior Secured First Lien Term Loan 4.344% (1 Week LIBOR USD + 4.25%), 05/15/2026 (a)	35,417	35,550
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	27,751	27,339
Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (a)	431,931	425,512
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	971,122	959,955
SIWF Holdings, Inc., Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 06/13/2025 (a)	562,600	564,077
Tory Burch, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/14/2028 (a)	375,000	374,687
Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 02/05/2026 (a)	788,960	780,649
WW International, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/13/2028 (a)	247,000	248,029
		3,749,191
CONSUMER NON-DISCRETIONARY - 1.08%
Alphabet Holding Co.
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 09/26/2024 (a)	903,438	903,470
Senior Secured Second Lien Term Loan 7.854% (1 Month LIBOR USD + 7.75%), 09/26/2025 (a)	153,125	153,819
Hoffmaster Group, Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 11/21/2023 (a)	716,250	692,703
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	781,075	776,600
Reynolds Consumer Products, LLC, Senior Secured First Lien Term Loan 1.854% (1 Month LIBOR USD + 1.75%), 02/04/2027 (a)	537,098	533,642
		3,060,234
ENVIRONMENTAL SERVICES - 1.26%
Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan 1.854% (1 Month LIBOR USD + 1.75%), 09/07/2027 (a)	635,200	633,831
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 04/06/2026 (a)	505,486	506,117
Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 2.625% (1 Month LIBOR USD + 2.50%), 08/15/2025 (a)	1,110,650	1,107,873
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (a)	916,750	833,097
WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 03/24/2028 (a)	494,000	493,896
		3,574,814
FINANCIALS - DIVERSIFIED - 1.56%
BIFM CA Buyer, Inc.
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 05/29/2026 (a)	492,621	491,008
Senior Secured First Lien Delayed-Draw Term Loan 3.896% (LIBOR USD + 0.00%), 05/31/2026 (a)(g)	56,122	55,939
Blackstone Mortgage Trust, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 04/23/2026 (a)	574,763	570,210
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 07/03/2024 (a)	613,904	608,621
Micro Holding Corp., Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 09/13/2024 (a)	688,777	686,721
Starwood Property Mortgage, LLC, Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 07/27/2026 (a)	466,688	465,231
Tecta America Corp., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 04/06/2028 (a)	438,000	439,369
Titan AcquisitionCo New Zealand, Ltd., Senior Secured First Lien Term Loan 4.147% (3 Month LIBOR USD + 4.00%), 05/01/2026 (a)	452,094	451,814
VFH Parent, LLC, Senior Secured First Lien Term Loan 3.093% (1 Month LIBOR USD + 3.00%), 03/02/2026 (a)	664,487	662,672
		4,431,585
FINANCIALS - INSURANCE - 2.57%
Acrisure, LLC, Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/16/2027 (a)	646,203	640,213
AssuredPartners, Inc.
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	646,766	644,208
Senior Secured First Lien Term Loan 5.50% (LIBOR USD + 0.00%), 02/12/2027 (a)(g)	365,000	366,232
Asurion, LLC
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	407,279	405,626
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	3,420,164	3,385,432
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 07/30/2027 (a)	798,000	789,852
Senior Secured Second Lien Term Loan 5.354% (1 Month LIBOR USD + 5.25%), 01/31/2028 (a)	340,000	343,188
HUB International, Ltd.
Senior Secured First Lien Term Loan 2.926% (3 Month LIBOR USD + 2.75%), 04/25/2025 (a)	384,642	380,830
Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 04/25/2025 (a)	344,768	345,226
		7,300,807
FOOD & BEVERAGE - 1.29%
Froneri U.S., Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 01/29/2027 (a)	643,500	634,774
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 3.792% (1 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	882,700	878,494
Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 05/23/2025 (a)	121,875	121,799
Sunshine Investments B.V., Senior Secured First Lien Term Loan 3.156% (3 Month LIBOR USD + 3.00%), 03/28/2025 (a)	235,200	234,612
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	1,787,000	1,787,250
		3,656,929
HEALTHCARE - EQUIPMENT & SUPPLIES - 2.66%
athenahealth, Inc., Senior Secured First Lien Term Loan 4.41% (3 Month LIBOR USD + 4.25%), 02/11/2026 (a)	887,226	890,833
Aveanna Healthcare, LLC
Senior Secured First Lien Term Loan 4.25% (LIBOR USD + 0.00%), 06/30/2028 (a)(g)	960,604	955,801
Senior Secured First Lien Delayed-Draw Term Loan 4.50% (LIBOR USD + 0.00%), 06/30/2028 (a)(g)	223,396	222,279
Greatbatch, Ltd., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 10/27/2022 (a)	418,463	419,614
Greenway Health, LLC, Senior Secured First Lien Term Loan 4.75% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	624,000	591,758
Insulet Corp., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	780,000	782,683
Milano Acquisition Corp., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	941,659	946,367
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/07/2023 (a)	1,345,130	1,342,917
Navicure, Inc., Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 10/22/2026 (a)	999,141	1,002,264
Vizient, Inc., Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 05/06/2026 (a)	402,730	400,163
		7,554,679
HEALTHCARE - FACILITIES - 4.56%
AccentCare, Inc., Senior Secured First Lien Term Loan 4.135% (3 Month LIBOR USD + 4.00%), 06/22/2026 (a)	515,000	516,128
ADMI Corp.
Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 12/23/2027 (a)	756,105	748,703
Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/23/2027 (a)	650,000	650,003
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 06/30/2025 (a)	599,485	601,640
Bioscrip, Inc., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 08/06/2026 (a)	1,403,575	1,406,207
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 4.00% (6 Month LIBOR USD + 3.00%, 1.000% Floor), 06/07/2023 (a)	1,627,588	1,627,930
Envision Healthcare Corp., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 10/10/2025 (a)	813,722	699,292
Examworks Group, Inc., Senior Secured First Lien Term Loan 4.25% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 07/27/2023 (a)	1,545,452	1,548,714
Gentiva Health Services, Inc., Senior Secured First Lien Term Loan 2.875% (1 Month LIBOR USD + 2.75%), 07/02/2025 (a)	642,462	641,861
Global Medical Response, Inc.
Senior Secured First Lien Term Loan 5.25% (6 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (a)	371,525	372,983
Senior Secured First Lien Term Loan 5.75% (6 Month LIBOR USD + 4.75%, 1.000% Floor), 10/02/2025 (a)	537,300	540,322
Heartland Dental, LLC
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 04/30/2025 (a)	815,470	807,544
Senior Secured First Lien Term Loan 4.073% (1 Month LIBOR USD + 4.00%), 04/30/2025 (a)	1,125,000	1,124,471
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	641,549	640,811
Sotera Health Holdings, LLC, Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 12/11/2026 (a)	611,000	609,601
Team Health Holdings, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/06/2024 (a)	436,006	424,741
		12,960,951
HEALTHCARE - LIFE SCIENCES - 2.25%
Albany Molecular Research, Inc.,
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 08/28/2024 (a)	592,924	594,513
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 08/30/2024 (a)	331,908	333,153
Avantor Funding, Inc., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.25%, 1.000% Floor), 11/08/2027 (a)	786,156	787,383
Cambrex Corp., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 12/04/2026 (a)	784,605	787,551
ICON Luxembourg S.A.R.L., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 07/03/2028 (a)	191,079	191,601
ICON U.S. Holdings, Inc., Senior Secured First Lien Term Loan 3.00% (3 Month LIBOR USD + 2.50%, 0.500% Floor), 07/03/2028 (a)	766,921	769,019
Parexel International Corp., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 09/27/2024 (a)	1,472,450	1,466,126
PPD, Inc., Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 01/13/2028 (a)	1,458,345	1,458,462
		6,387,808
HEALTHCARE - MANAGED HEALTH CARE - 0.61%
Bella Holding Co., LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/10/2028 (a)	461,000	461,798
Verscend Holding Corp., Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	1,275,456	1,280,468
		1,742,266
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 1.32%
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 3.625% (1 Month LIBOR USD + 3.50%), 05/05/2025 (a)	383,943	377,704
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	1,388,381	1,383,959
Grifols Worldwide Operations U.S.A., Inc., Senior Secured First Lien Term Loan 2.088% (1 Week LIBOR USD + 2.00%), 11/15/2027 (a)	680,396	674,317
Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 05/05/2028 (a)	680,000	682,920
Organon & Co., Senior Secured First Lien Term Loan 3.50% (6 Month LIBOR USD + 3.00%, 0.500% Floor), 06/02/2028 (a)	643,000	644,476
		3,763,376
INDUSTRIAL MACHINERY - 3.82%
Blount International, Inc., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 04/12/2023 (a)	599,625	602,248
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 08/01/2025 (a)	992,468	984,126
Clark Equipment Co., Senior Secured First Lien Term Loan 2.397% (3 Month LIBOR USD + 2.25%), 05/17/2024 (a)	1,402,485	1,401,785
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 3.25% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 05/15/2028 (a)	452,000	452,565
Conair Holdings, LLC, Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 05/17/2028 (a)	985,000	988,324
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 3.592% (1 Month LIBOR USD + 3.50%), 11/17/2025 (a)	584,999	581,635
Senior Secured Second Lien Term Loan 8.342% (1 Month LIBOR USD + 8.25%), 11/16/2026 (a)	219,444	217,616
Filtration Group Corp., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/31/2025 (a)	1,037,163	1,039,626
Helix Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 3.897% (3 Month LIBOR USD + 3.75%), 09/30/2024 (a)	615,666	599,794
Madison IAQ, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 3.25%, 0.500% Floor), 06/21/2028 (a)	611,000	612,051
Osmosis Debt Merger Sub, Inc.
Senior Secured First Lien Term Loan 4.50% (LIBOR USD + 0.00%), 06/16/2028 (a)(g)	808,889	811,922
Senior Secured First Lien Term Loan 4.50% (LIBOR USD + 0.00%), 06/16/2028 (a)(g)	101,111	101,490
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 06/27/2024 (a)	593,382	595,607
Vertical Midco GMBH, Senior Secured First Lien Term Loan 4.00% (LIBOR USD + 0.00%), 07/29/2027 (a)(g)	160,000	160,000
Vertical U.S. Newco, Inc., Senior Secured First Lien Term Loan 4.478% (6 Month LIBOR USD + 4.25%), 07/30/2027 (a)	461,521	462,772
Vertiv Group Corp., Senior Secured First Lien Term Loan 2.836% (1 Month LIBOR USD + 2.75%), 03/02/2027 (a)	1,239,360	1,233,715
		10,845,276
LEISURE - CASINOS & GAMING - 2.44%
Aristocrat International PTY, Ltd., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/21/2024 (a)	475,200	476,685
Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	752,700	747,156
Entain PLC, Senior Secured First Lien Term Loan 3.00% (6 Month LIBOR USD + 2.00%, 1.000% Floor), 03/29/2024 (a)	464,400	463,095
Everi Holdings, Inc., Senior Secured First Lien Term Loan 2.75% (LIBOR USD + 0.00%), 06/30/2028 (a)(g)	465,000	463,838
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	555,747	554,011
Penn National Gaming, Inc., Senior Secured First Lien Term Loan 3.00% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 10/15/2025 (a)	1,420,000	1,417,522
Scientific Games International, Inc., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	967,682	961,905
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 3.647% (3 Month LIBOR USD + 3.50%), 07/10/2025 (a)	1,025,550	1,027,667
Station Casinos, LLC, Senior Secured First Lien Term Loan 2.50% (1 Month LIBOR USD + 2.25%, 0.250% Floor), 02/08/2027 (a)	834,400	825,884
		6,937,763
LEISURE - HOTELS - 1.66%
Alterra Mountain Co., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 07/31/2024 (a)	1,176,874	1,165,104
Four Seasons Hotels, Ltd., Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 11/30/2023 (a)	496,793	495,792
Hilton Grand Vacations Borrower, LLC, Senior Secured First Lien Term Loan 2.50% (LIBOR USD + 0.00%), 05/19/2028 (a)(g)	444,000	444,764
Lakeland Tours, LLC
Senior Secured First Lien Term Loan 7.25% (3 Month LIBOR USD + 6.00%, 1.250% Floor), 09/25/2023 (a)	111,873	112,880
Senior Secured First Lien Term Loan 2.75% (1 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	223,153	192,750
Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 1.50%, 1.250% Floor), 09/25/2025 (a)	177,762	173,984
Senior Secured First Lien Term Loan 13.25%, 09/27/2027	240,703	135,595
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 04/01/2024 (a)	968,340	962,893
United PF Holdings, LLC, Senior Secured First Lien Term Loan 4.203% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,055,013	1,030,748
		4,714,510
LEISURE - RESTAURANTS - 0.81%
IRB Holding Corp.
Senior Secured First Lien Term Loan 3.75% (6 Month LIBOR USD + 2.75%, 1.000% Floor), 02/05/2025 (a)	746,239	745,847
Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2027 (a)	656,700	657,472
Tacala, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/05/2027 (a)	907,175	908,949
		2,312,268
MEDIA - BROADCASTING - 2.90%
CBS Radio, Inc., Senior Secured First Lien Term Loan 2.595% (1 Month LIBOR USD + 2.50%), 11/18/2024 (a)	481,535	477,743
Diamond Sports Group, LLC, Senior Secured First Lien Term Loan 3.36% (1 Month LIBOR USD + 3.25%), 08/24/2026 (a)	677,071	413,017
EW Scripps Co.
Senior Secured First Lien Term Loan 3.313% (1 Month LIBOR USD + 2.5625%, 0.750% Floor), 05/01/2026 (a)	933,596	931,846
Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 01/07/2028 (a)	1,165,476	1,166,449
Gray Television, Inc., Senior Secured First Lien Term Loan 2.592% (1 Month LIBOR USD + 2.50%), 01/02/2026 (a)	446,063	444,504
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	561,459	557,950
iHeartCommunications, Inc., Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 05/01/2026 (a)	857,935	851,681
Learfield Communications, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (a)	743,178	720,418
Nexstar Broadcasting, Inc.
Senior Secured First Lien Term Loan 2.345% (1 Month LIBOR USD + 2.25%), 01/17/2024 (a)	120,691	120,399
Senior Secured First Lien Term Loan 2.592% (1 Month LIBOR USD + 2.50%), 09/18/2026 (a)	1,082,221	1,081,090
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 2.61% (1 Month LIBOR USD + 2.50%), 09/30/2026 (a)	928,463	917,293
Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	563,223	563,400
		8,245,790
MEDIA - CABLE & SATELLITE - 4.50%
Block Communications, Inc., Senior Secured First Lien Term Loan 2.397% (3 Month LIBOR USD + 2.25%), 02/25/2027 (a)	578,675	577,709
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	1,234,375	1,237,467
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	576,637
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 2.843% (1 Month LIBOR USD + 2.75%), 10/04/2024 (a)	1,540,786	1,528,752
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 09/25/2026 (a)	945,250	947,301
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 2.073% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	2,230,000	2,202,683
Telesat Canada, Senior Secured First Lien Term Loan 2.86% (1 Month LIBOR USD + 2.75%), 12/07/2026 (a)	1,292,907	1,218,294
UPC Financing Partnership
Senior Secured First Lien Term Loan 2.323% (1 Month LIBOR USD + 2.25%), 04/28/2028 (a)	765,000	756,792
Senior Secured First Lien Term Loan 3.073% (1 Month LIBOR USD + 3.00%), 01/31/2029 (a)	125,000	124,359
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 2.573% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	1,035,000	1,026,880
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (a)	1,256,382	1,256,646
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 4.854% (1 Month LIBOR USD + 4.75%), 06/10/2027 (a)	1,345,481	1,347,882
		12,801,402
MEDIA - DIVERSIFIED - 2.95%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024 (a)	2,520,379	2,521,777
Arches Buyer, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 12/06/2027 (a)	1,328,325	1,326,757
Buzz Finco, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 01/29/2027 (a)	93,705	93,705
Buzz Merger Sub, Ltd., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 01/29/2027 (a)	622,125	620,766
Getty Images, Inc., Senior Secured First Lien Term Loan 4.625% (1 Month LIBOR USD + 4.50%), 02/19/2026 (a)	847,889	848,419
Harland Clarke Holdings Corp., Senior Secured First Lien Term Loan 5.75% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 11/03/2023 (a)	646,291	581,614
Match Group, Inc., Senior Secured First Lien Term Loan 1.906% (3 Month LIBOR USD + 1.75%), 02/15/2027 (a)	575,000	569,250
Meredith Corp., Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 01/31/2025 (a)	1,169,148	1,165,862
Red Ventures, LLC, Senior Secured First Lien Term Loan 2.604% (1 Month LIBOR USD + 2.50%), 11/08/2024 (a)	666,968	659,835
		8,387,985
MEDIA - ENTERTAINMENT - 3.77%
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 7.00% (3 Month LIBOR USD + 6.00%, 1.000% Floor), 11/24/2025 (a)	642,873	643,516
Cirque Du Soleil Holding, Senior Secured Second Lien Term Loan 2.00% (3 Month LIBOR USD + 1.00%, 1.000% Floor), 11/24/2027 (a)	360,123	359,673
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 11/26/2026 (a)	1,238,334	1,235,727
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan 7.00%, 05/23/2024	307,464	388,667
Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 02/28/2025 (a)	703,497	621,754
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 03/24/2025 (a)	439,129	437,575
Metro-Goldwyn-Mayer, Inc., Senior Secured Second Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 07/03/2026 (a)	635,000	637,381
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 10/19/2026 (a)	604,955	602,914
Playtika Holding Corp., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 03/13/2028 (a)	1,793,505	1,787,802
UFC Holdings, LLC, Senior Secured First Lien Term Loan 3.75% (6 Month LIBOR USD + 3.00%, 0.750% Floor), 04/29/2026 (a)	1,395,129	1,395,129
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan 2.846% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	1,933,309	1,902,503
Senior Secured First Lien Term Loan 2.86% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	78,158	76,912
WMG Acquisition Corp., Senior Secured First Lien Term Loan 2.229% (1 Month LIBOR USD + 2.125%), 01/20/2028 (a)	637,000	633,019
		10,722,572
METALS & MINING - 0.27%
Atkore International, Inc., Senior Secured First Lien Term Loan 2.50% (3 Month LIBOR USD + 2.00%, 0.500% Floor), 05/18/2028 (a)	415,000	415,259
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 02/12/2025 (a)	352,777	353,659
		768,918
MIDSTREAM - STORAGE & TRANSPORT - 1.43%
Brazos Delaware II, LLC, Senior Secured First Lien Term Loan 4.093% (1 Month LIBOR USD + 4.00%), 05/21/2025 (a)	392,709	384,048
Buckeye Partners, L.P., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 11/02/2026 (a)	686,339	682,478
DT Midstream, Inc.
Senior Secured First Lien Term Loan 2.50% (3 Month LIBOR USD + 2.00%, 0.500% Floor), 06/12/2028 (a)	57,500	57,669
Senior Secured First Lien Term Loan 2.50% (6 Month LIBOR USD + 2.00%, 0.500% Floor), 06/12/2028 (a)	517,500	519,024
Lower Cadence Holdings, LLC, Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 05/22/2026 (a)	647,877	644,696
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/18/2025 (a)	449,378	446,087
Northriver Midstream Finance, L.P., Senior Secured First Lien Term Loan 3.452% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	734,238	728,984
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 6.50% (1 Month LIBOR USD + 5.50%, 1.000% Floor), 09/27/2024 (a)	596,779	600,512
		4,063,498
OIL & GAS - EQUIPMENT & SERVICES - 0.14%
U.S. Silica Co., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (a)	406,283	389,526
PACKAGING - 1.32%
Ball Metalpack Finco, LLC, Senior Secured First Lien Term Loan 4.635% (3 Month LIBOR USD + 4.50%), 07/31/2025 (a)	729,950	726,606
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 3.397% (3 Month LIBOR USD + 3.25%), 04/03/2024 (a)	1,411,008	1,379,591
Pregis Topco, LLC
Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 07/31/2026 (a)	536,825	537,362
Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 07/31/2026 (a)	550,000	551,375
Sabert Corp., Senior Secured First Lien Term Loan 5.50% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	548,189	548,877
		3,743,811
RETAIL - FOOD & DRUG - 0.93%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 2.073% (1 Month LIBOR USD + 2.00%), 02/02/2024 (a)	1,320,230	1,321,755
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 6.50% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	570,690	556,137
U.S. Foods, Inc., Senior Secured First Lien Term Loan 1.843% (1 Month LIBOR USD + 1.75%), 06/27/2023 (a)	759,606	753,328
		2,631,220
RETAILING - 2.01%
Autokiniton U.S. Holdings, Inc., Senior Secured First Lien Term Loan 5.00% (1 Month LIBOR USD + 4.50%, 0.500% Floor), 04/06/2028 (a)	430,000	433,898
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 04/13/2028 (a)	513,713	513,820
Great Outdoors Group, LLC, Senior Secured First Lien Term Loan 5.00% (6 Month LIBOR USD + 4.25%, 0.750% Floor), 03/06/2028 (a)	1,167,135	1,172,789
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/19/2027 (a)	726,350	727,400
Hoya Midco, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (a)	852,562	849,365
Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan 6.00% (1 Month LIBOR USD + 5.00%, 1.000% Floor), 10/20/2023 (a)	415,032	415,084
Michaels Cos., Inc., Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 04/14/2028 (a)	592,000	595,197
Pug, LLC, Senior Secured First Lien Term Loan 3.593% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	925,900	907,387
Sally Holdings, LLC, Senior Secured First Lien Term Loan 2.36% (1 Month LIBOR USD + 2.25%), 07/05/2024 (a)	95,534	95,534
		5,710,474
TECHNOLOGY - SOFTWARE & SERVICES - 12.10%
Access CIG, LLC
Senior Secured First Lien Term Loan 3.842% (1 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,249,144	1,243,248
Senior Secured Second Lien Term Loan 7.842% (1 Month LIBOR USD + 7.75%), 02/27/2026 (a)	315,000	314,409
Avast Software B.V., Senior Secured First Lien Term Loan 2.147% (3 Month LIBOR USD + 2.00%), 03/22/2028 (a)	331,800	331,490
Barracuda Networks, Inc., Senior Secured First Lien Term Loan 3.896% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 02/12/2025 (a)	2,019,686	2,027,885
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 3.843% (1 Month LIBOR USD + 3.75%), 10/02/2025 (a)	804,056	800,462
BY Crown Parent, LLC, Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/02/2026 (a)	1,358,707	1,360,404
Castle U.S. Holding Corp., Senior Secured First Lien Term Loan 3.897% (3 Month LIBOR USD + 3.75%), 01/29/2027 (a)	1,167,708	1,155,576
CommerceHub, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	673,615	676,141
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 3.897% (3 Month LIBOR USD + 3.75%), 12/31/2025 (a)	491,307	418,839
DCert Buyer, Inc., Senior Secured First Lien Term Loan 4.104% (1 Month LIBOR USD + 4.00%), 10/16/2026 (a)	1,058,229	1,060,875
Dynatrace, LLC, Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 08/22/2025 (a)	442,220	440,736
E2Open, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 02/04/2028 (a)	825,000	826,935
EagleView Technology Corp., Senior Secured First Lien Term Loan 3.635% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	867,750	858,300
Ensono, L.P., Senior Secured First Lien Term Loan 4.75% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 05/19/2028 (a)	677,000	679,468
EVO Payments International, LLC, Senior Secured First Lien Term Loan 3.36% (1 Month LIBOR USD + 3.25%), 12/22/2023 (a)	1,079,162	1,078,375
GlobalLogic Holdings, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 09/14/2027 (a)	591,121	592,877
Go Daddy Operating Co., LLC, Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 08/10/2027 (a)	1,030,182	1,025,031
Hyland Software, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024 (a)	585,485	587,253
Informatica, LLC
Senior Secured Second Lien Term Loan 7.125%, 02/25/2025	297,000	304,239
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 02/25/2027 (a)	1,122,794	1,117,691
Intrado Corp.
Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (a)	259,985	252,633
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (a)	822,329	806,018
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 2.843% (1 Month LIBOR USD + 2.75%), 06/21/2024 (a)	106,575	105,642
Moneygram International, Inc., Senior Secured First Lien Term Loan 7.00% (6 Month LIBOR USD + 6.00%, 1.000% Floor), 06/30/2023 (a)	508,402	514,076
NAB Holdings, LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 07/01/2024 (a)	481,331	482,535
N-Able Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 07/19/2028 (a)	513,000	513,000
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 3.61% (1 Month LIBOR USD + 3.50%), 01/22/2027 (a)	40,014	40,058
Senior Secured First Lien Term Loan 3.69% (3 Month LIBOR USD + 3.50%), 01/22/2027 (a)	693,576	694,335
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 4.11% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	1,297,381	1,300,850
Proofpoint, Inc., Senior Secured First Lien Term Loan 3.75% (LIBOR USD + 0.00%), 06/09/2028 (a)(g)	1,102,000	1,097,184
ProQuest, LLC, Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 10/23/2026 (a)	385,908	385,927
Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan 3.50% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 02/15/2028 (a)	1,491,263	1,485,029
RealPage, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/24/2028 (a)	325,000	324,412
Rocket Software, Inc., Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 11/28/2025 (a)	606,405	596,315
SCS Holdings I, Inc., Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 07/01/2026 (a)	635,164	634,995
Seattle SpinCo, Inc., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 06/21/2024 (a)	719,726	713,428
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	776,848	767,704
TIBCO Software, Inc.
Senior Secured First Lien Term Loan 3.85% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	1,897,846	1,895,473
Senior Secured Second Lien Term Loan 7.36% (1 Month LIBOR USD + 7.25%), 03/03/2028 (a)	263,000	267,562
TierPoint, LLC, Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 05/05/2026 (a)	440,577	441,048
UKG, Inc.
Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	735,893	737,272
Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 05/04/2026 (a)	510,868	512,122
VM Consolidated, Inc.
VM Consolidated, Inc., Senior Secured First Lien Term Loan 3.397% (3 Month LIBOR USD + 3.25%), 03/24/2028 (a)	3,264	3,259
VM Consolidated, Inc., Senior Secured First Lien Term Loan 3.417% (3 Month LIBOR USD + 3.25%), 03/24/2028 (a)	1,299,039	1,297,182
VS Buyer, LLC, Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 02/26/2027 (a)	930,225	928,774
WEX, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 03/31/2028 (a)	715,208	710,963
		34,408,030
TECHNOLOGY HARDWARE - 1.39%
Avaya, Inc., Senior Secured First Lien Term Loan 4.073% (1 Month LIBOR USD + 4.00%), 12/15/2027 (a)	375,000	376,406
Celestica, Inc., Senior Secured First Lien Term Loan 2.22% (1 Month LIBOR USD + 2.125%), 06/27/2025 (a)	527,455	526,796
CommScope, Inc., Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 04/06/2026 (a)	633,713	631,846
Ingram Micro Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/30/2028 (a)	540,000	541,604
MaxLinear, Inc., Senior Secured First Lien Term Loan 2.75% (3 Month LIBOR USD + 2.25%, 0.500% Floor), 06/16/2028 (a)	465,000	464,419
MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 4.586% (1 Month LIBOR USD + 4.50%), 11/28/2025 (a)	970,125	892,883
PQ Performance Chemicals, Senior Secured First Lien Term Loan 3.50% (LIBOR USD + 0.00%), 04/28/2028 (a)(g)	529,000	530,323
		3,964,277
TELECOMMUNICATION SERVICES - DIVERSIFIED - 4.03%
Altice Financing S.A., Senior Secured First Lien Term Loan 2.934% (3 Month LIBOR USD + 2.75%), 07/15/2025 (a)	535,273	526,973
Cablevision Lightpath, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/30/2027 (a)	915,400	917,002
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 10/04/2027 (a)	933,868	936,860
Eagle Broadband Investments, LLC, Senior Secured First Lien Term Loan 3.75% (3 Month LIBOR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	522,375	522,863
Flexential Intermediate Corp., Senior Secured First Lien Term Loan 3.647% (3 Month LIBOR USD + 3.50%), 08/01/2024 (a)	756,507	697,337
Lumen Technologies, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 03/15/2027 (a)	2,501,520	2,471,189
Masergy Holdings, Inc., Senior Secured First Lien Term Loan 4.25% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2023 (a)	477,408	478,005
MTN Infrastructure TopCo, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/15/2024 (a)	435,375	435,769
Northwest Fiber, LLC, Senior Secured First Lien Term Loan 3.823% (1 Month LIBOR USD + 3.75%), 04/30/2027 (a)	395,593	396,236
Numericable U.S., LLC, Senior Secured First Lien Term Loan 4.155% (3 Month LIBOR USD + 4.00%), 08/14/2026 (a)	560,920	560,889
Voyage U.S., LLC, Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 05/26/2028 (a)	481,000	482,203
Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	2,227,466	2,206,762
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 2.573% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	845,000	836,960
		11,469,048
TELECOMMUNICATION SERVICES - WIRELESS - 0.19%
CCI Buyer, Inc., Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 12/17/2027 (a)	543,638	545,141
TRANSPORTATION - 1.66%
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	782,789	786,213
Senior Secured First Lien Term Loan 5.00% (3 Month LIBOR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	159,211	159,908
Brown Group Holding, LLC, Senior Secured First Lien Term Loan 3.25% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 06/07/2028 (a)	500,000	498,000
Hertz Corp.
Senior Secured First Lien Term Loan 4.00% (LIBOR USD + 0.00%), 06/14/2028 (a)(g)	387,055	387,216
Senior Secured First Lien Term Loan 4.00% (LIBOR USD + 0.00%), 06/14/2028 (a)(g)	72,945	72,975
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	566,155	568,411
PODS, LLC, Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 03/31/2028 (a)	988,523	987,628
Uber Technologies, Inc.
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 04/04/2025 (a)	910,397	911,699
Senior Secured First Lien Term Loan 3.604% (1 Month LIBOR USD + 3.50%), 02/25/2027 (a)	337,077	337,551
		4,709,601
UTILITIES - POWER - 0.64%
Calpine Construction Finance Co., L.P., Senior Secured First Lien Term Loan 2.104% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	846,389	837,395
Calpine Corp., Senior Secured First Lien Term Loan 2.61% (1 Month LIBOR USD + 2.50%), 12/16/2027 (a)	378,100	376,085
Eastern Power, LLC, Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/02/2025 (a)	208,000	186,342
Frontera Generation Holdings, LLC, Senior Secured First Lien Term Loan 5.25% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 05/02/2025 (a)	615,825	34,382
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	484,942	376,022
Senior Secured First Lien Term Loan 4.75% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (a)	27,351	21,208
		1,831,434
TOTAL BANK LOANS (Cost $246,158,809)		245,774,706

CORPORATE BONDS - 8.26% (e)

AEROSPACE & DEFENSE - 0.23%
Moog, Inc. 4.25%, 12/15/2027 (f)	640,000	663,382
AUTOMOTIVE - 0.42%
Ford Motor Co.
8.50%, 04/21/2023	515,000	575,358
9.00%, 04/22/2025	505,000	623,243
		1,198,601
COMMERCIAL SERVICES - 0.42%
Garda World Security Corp. 4.625%, 02/15/2027 (c)(f)	530,000	533,718
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (f)	625,000	659,806
		1,193,524
CONSTRUCTION & ENGINEERING - 0.23%
Pike Corp. 5.50%, 09/01/2028 (f)	638,000	665,341
ENVIRONMENTAL SERVICES - 0.30%
GFL Environmental, Inc. 4.00%, 08/01/2028 (c)(f)	541,000	535,225
Stericycle, Inc. 5.375%, 07/15/2024 (f)	295,000	304,067
		839,292
FINANCIALS - THRIFTS & MORTGAGES - 0.14%
Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc. 3.875%, 03/01/2031 (f)	400,000	401,324
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.19%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (f)	515,000	524,013
HEALTHCARE - FACILITIES - 0.42%
Legacy LifePoint Health, LLC 4.375%, 02/15/2027 (f)	370,000	373,793
Tenet Healthcare Corp.
7.50%, 04/01/2025 (f)	189,000	204,122
4.625%, 06/15/2028 (f)	600,000	618,431
		1,196,346
HEALTHCARE - LIFE SCIENCES - 0.28%
Avantor Funding, Inc. 4.625%, 07/15/2028 (f)	740,000	782,195
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.46%
Bausch Health Cos., Inc.
6.125%, 04/15/2025 (c)(f)	486,000	498,758
5.50%, 11/01/2025 (c)(f)	775,000	796,118
		1,294,876
HEALTHCARE - REITs - 0.49%
Diversified Healthcare Trust 9.75%, 06/15/2025	800,000	887,052
MPT Operating Partnership, L.P. / MPT Finance Corp. 3.50%, 03/15/2031	505,000	510,679
		1,397,731
INDUSTRIAL MACHINERY - 0.19%
WESCO Distribution, Inc. 7.125%, 06/15/2025 (f)	490,000	530,155
LEISURE - CASINOS & GAMING - 0.74%
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (f)	885,000	939,613
VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025 (f)	1,145,000	1,171,329
		2,110,942
MEDIA - CABLE & SATELLITE - 1.60%
Block Communications, Inc. 4.875%, 03/01/2028 (f)	960,000	982,776
DISH DBS Corp. 5.875%, 07/15/2022	1,450,000	1,514,452
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	1,150,000	1,290,301
6.625%, 08/01/2026	675,000	759,014
		4,546,543
MEDIA - DIVERSIFIED - 0.16%
Match Group Holdings II, LLC 4.625%, 06/01/2028 (f)	438,000	454,754
METALS & MINING - 0.09%
GrafTech Finance, Inc. 4.625%, 12/15/2028 (f)	255,000	262,572
RETAIL - FOOD & DRUG - 0.17%
U.S. Foods, Inc. 6.25%, 04/15/2025 (f)	465,000	494,063
RETAILING - 0.41%
QVC, Inc.
4.85%, 04/01/2024	730,000	794,189
4.75%, 02/15/2027	350,000	371,378
		1,165,567
TECHNOLOGY - SOFTWARE & SERVICES - 0.44%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (f)	385,000	412,986
Elastic N.V. 4.125%, 07/15/2029 (c)(f)	844,000	844,000
		1,256,986
TECHNOLOGY HARDWARE - 0.30%
Dell International, LLC / EMC Corp. 5.85%, 07/15/2025	220,000	258,450
Diebold Nixdorf, Inc. 9.375%, 07/15/2025 (f)	530,000	589,326
		847,776
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.58%
Frontier Communications Holdings, LLC 5.00%, 05/01/2028 (f)	1,000,000	1,035,080
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 6.00%, 02/15/2028 (f)	622,000	624,226
		1,659,306
TOTAL CORPORATE BONDS (Cost $22,405,644)		23,485,289

	Shares
EQUITIES - 0.35%

MEDIA - BROADCASTING - 0.04%
Cumulus Media, Inc. (b)	8,437	123,602

MEDIA - ENTERTAINMENT - 0.19%
Cirque Du Soleil (b)	59,645	546,140

OIL & GAS - EXPLORATION & PRODUCTION - 0.12%
California Resources Corp. (b)	11,408	343,837
TOTAL EQUITIES (Cost $520,345)		1,013,579

WARRANT - 0.02%

MEDIA - ENTERTAINMENT - 0.02%
Crown Finance U.S., Inc. (b)	98,930	49,861
TOTAL WARRANT (Cost $30,928)		49,861

MONEY MARKET FUND - 9.94%

First American Government Obligations Fund - Class X, 0.03% (d)	28,260,895	28,260,895
TOTAL MONEY MARKET FUND (Cost $28,260,895)		28,260,895
Total Investments (Cost $297,376,621) - 105.03%		298,584,330
Liabilities in Excess of Other Assets - (5.03%)		(14,312,402)
TOTAL NET ASSETS - 100.00%		$284,271,928

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2021.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2021.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of June 30, 2021, the value of these investments was
$15,901,173 or 5.59% of total net assets.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$245,774,706	$-	$245,774,706
Corporate Bonds	-	23,485,289	-	23,485,289
Total Fixed Income	-	269,259,995	-	269,259,995
Equities
Information	123,602	546,140	-	669,742
Mining, Quarrying, and Oil and Gas Extraction	343,837	-	-	343,837
Total Equities	467,439	546,140	-	1,013,579
Warrant	49,861	-	-	49,861
Money Market Fund	28,260,895	-	-	28,260,895
Total Investments	$28,778,195	$269,806,135	$-	$298,584,330

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.

Shenkman Capital Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Equities	Total
Balance as of September 30, 2020	$2,560	$2,560
Sales	(7,050)	(7,050)
Realized loss	(44,790)	(44,790)
Change in unrealized appreciation	49,280	49,280
Balance as of June 30, 2021	$-	$-

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at June 30, 2021	$-

There were no Level 3 investments held at June 30, 2021.